Notes Related to the Consolidated Statement of Income (Loss) - Basic Earnings (Loss) per Share and Diluted Earnings (Loss) per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss	€ (62,659)	€ (38,224)	[1]	€ (33,530)
Weighted number of shares for the period	17,937,535	17,937,481		11,370,557
Basic loss per share (€/share)	€ (3.49)	€ (2.13)		€ (2.95)
Diluted loss per share (€/share)	€ (3.49)	€ (2.13)		€ (2.95)

[1]	See note 2.8.